Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			34 Months Ended
	Oct. 31, 2011	Sep. 30, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Nov. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments		1
Fair value of warrant liability							$ 1,500,000
Debt Discount							1,500,000
Change in fair value of common stock warrant				(2,103,000)
Common stock warrant liability reclassified to additional paid-in capital	3,577,000			3,577,000
Direct costs of equity transactions associated with preferred stock						2,500,000
Description of concentration risk		No paid retailers individually accounted for more than 10% of net revenues or accounts receivable	No paid retailers individually accounted for more than 10% of net revenues or accounts receivable	No paid retailers individually accounted for more than 10% of net revenues or accounts receivable	No paid retailers individually accounted for more than 10% of net revenues or accounts receivable
Advertising expenses			13,200,000	1,700,000	200,000
Other (expenses) income			100,000	(200,000)	0
Change in fair value of contingent liabilities				$ 0	$ 1,994,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated economic lives of property and equipment		3 years
Amortization percentage of assets over its assets value			90.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated economic lives of property and equipment		5 years